Concentrations (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Concentrations (Textual)
Deposits under Securities Investor Protection Corporation	$ 1,000,000	$ 1,000,000
Amount exceeded of deposits under protection by Securities Investor Protection Corporation	$ 4,856,242	$ 2,356,380